Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

September 28, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)
(File No. 2-80543 and File No. 811-03605)

Ladies and Gentlemen:

On behalf of the Trust’s Government Select Portfolio, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement, filed pursuant to Rule 497 on September 16, 2011 (accession number 0001193125-11-250252), to the Prospectus of the Northern Funds dated July 31, 2011, such supplement is incorporated by reference into this Rule 497 document.

Questions and comments concerning the Amendment may be directed to the undersigned at (215)988-2883.

Very truly yours,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Enclosures

cc:	Craig Carberry, Esquire
Jose J. Del Real, Esquire
Owen Meacham, Esquire